Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income.
Accumulated Other Comprehensive Income

12.Accumulated Other Comprehensive Income

Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2014
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2013	$5,950	$263	$6,213
Other comprehensive income before reclassifications	1,802	50	1,852
Amounts reclassified from accumulated other comprehensive income	196	0	196
Net current-period other comprehensive income	1,998	50	2,048
Balance at December 31, 2014	$7,948	$313	$8,261

	Year Ended December 31, 2013
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2012	$10,495	$110	$10,605
Other comprehensive loss before reclassifications	(4,840)	(43)	(4,883)
Amounts reclassified from accumulated other comprehensive income	295	196	491
Net current-period other comprehensive (loss) income	(4,545)	153	(4,392)
Balance at December 31, 2013	$5,950	$263	$6,213

	Year Ended December 31, 2012
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2011	$7,922	$93	$8,015
Other comprehensive income before reclassifications	2,344	17	2,361
Amounts reclassified from accumulated other comprehensive income	229	0	229
Net current-period other comprehensive income	2,573	17	2,590
Balance at December 31, 2012	$10,495	$110	$10,605

The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other	Amount reclassified from accumulated other comprehensive income
comprehensive income	Years Ended December 31,			Affected line item in the statement
components	2014	2013	2012	where net income is presented
Unrealized gains on securities	$301	$454	$353	Net realized gains on investments, excluding other-than-temporary impairment losses
	(105)	(159)	(124)	Provision for income taxes
	$196	$295	$229	Net of tax
OTTI	$0	$301	$0	Portion of net loss recognized in other comprehensive income, before taxes
	0	(105)	0	Provision for income taxes
	$0	$196	$0	Net of Tax
Total reclassifications for the period	$196	$491	$229	Net of tax